Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Preferred Stock [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Common Stock [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Additional Paid-in Capital [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] Retained Earnings [Member]	Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]	November Public Offering [Member] Preferred Stock [Member]	November Public Offering [Member] Common Stock [Member]	November Public Offering [Member] Additional Paid-in Capital [Member]	November Public Offering [Member] Retained Earnings [Member]	November Public Offering [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Preferred Stock [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Common Stock [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock into Common Stock [Member] Retained Earnings [Member]	Conversion of Series C Preferred Stock into Common Stock [Member]	Conversion of CRG into Series A Preferred Stock [Member] Preferred Stock [Member]	Conversion of CRG into Series A Preferred Stock [Member] Common Stock [Member]	Conversion of CRG into Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion of CRG into Series A Preferred Stock [Member] Retained Earnings [Member]	Conversion of CRG into Series A Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016																												59,432
Balance at Dec. 31, 2016																												$ 1	$ 256,629	$ (252,389)	$ 4,241
Issuance of common stock (in shares)																												476
Issuance of common stock																													246		246
Employee stock-based compensation																													4,966		4,966
Adjustment for change in accounting treatment of stock-based compensation regarding forfeitures on a modified retrospective basis																													206	(206)
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												23,452
Issuance of common stock in August public offering, net of commissions and issuance costs																													3,589		3,589
Net and comprehensive loss																														(48,732)	(48,732)
Balance (in shares) at Dec. 31, 2017																												83,359
Balance at Dec. 31, 2017																													265,636	(301,327)	(35,690)
Issuance of common stock (in shares)																												4,220
Issuance of common stock																													337		337
Employee stock-based compensation																													2,027		2,027
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)		216,618									17,979
Issuance of common stock in August public offering, net of commissions and issuance costs			$ 3,021		$ 3,021							$ 15,525	$ 15,525
Net and comprehensive loss																														(21,468)	(21,468)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												209
Issuance of common stock under officers and directors purchase plan																													5		5
Exercises of warrants for common stock																													581		581
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor																													106		106
Conversion of convertible securities (in shares)														(16,278)	813,958							41,800
Conversion of convertible securities															$ 1	$ (1)								$ 41,800		$ 41,800
Accretion of Series A Preferred Stock dividends																													(2,082)		(2,082)
Balance (in shares) at Sep. 30, 2018																											43,501	1,155,414
Balance at Sep. 30, 2018																												$ 1	326,949	(322,788)	4,162
Balance (in shares) at Dec. 31, 2017																												83,359
Balance at Dec. 31, 2017																													265,636	(301,327)	(35,690)
Employee stock-based compensation																													3,080		3,080
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)		216,618				8,586	728,500				17,979
Issuance of common stock in August public offering, net of commissions and issuance costs		$ 2	$ 3,024		$ 3,026		$ 7	$ 10,172		$ 10,179		$ 15,525	$ 15,525
Net and comprehensive loss																														(27,558)	(27,558)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												4,401
Issuance of common stock under officers and directors purchase plan																													21		21
Exercises of warrants for common stock (in shares)																												29,050
Exercises of warrants for common stock																													581		581
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor																													106		106
Conversion of convertible securities (in shares)														(16,278)	813,915		(6,416)	1,604,000				41,800
Conversion of convertible securities															$ 8	(8)		$ 16	$ (16)					$ 42,794		$ 42,794
Issuance of common stock to Lincoln Park (in shares)																												4,356
Issuance of common stock to Lincoln Park																													314		314
Accretion of Series A Preferred Stock dividends																													(2,918)		(2,918)
Balance (in shares) at Dec. 31, 2018																											45,671	3,492,200
Balance at Dec. 31, 2018																												$ 3	338,342	(328,885)	9,460
Balance (in shares) at Jun. 30, 2018																											43,501	930,587
Balance at Jun. 30, 2018																												$ 1	323,991	(317,400)	6,592
Employee stock-based compensation																													768		768
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												216,618
Issuance of common stock in August public offering, net of commissions and issuance costs																													3,021		3,021
Net and comprehensive loss																														(5,388)	(5,388)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												209
Issuance of common stock under officers and directors purchase plan																													5		5
Issuance of common stock to a vendor (in shares)																												8,000
Issuance of common stock to a vendor
Accretion of Series A Preferred Stock dividends																													(836)		(836)
Balance (in shares) at Sep. 30, 2018																											43,501	1,155,414
Balance at Sep. 30, 2018																												$ 1	326,949	(322,788)	4,162
Balance (in shares) at Dec. 31, 2018																											45,671	3,492,200
Balance at Dec. 31, 2018																												$ 3	338,342	(328,885)	9,460
Employee stock-based compensation																													1,532		1,532
Issuance of common stock in July public offering, net of commissions and issuance costs (in shares)																												3,813,559
Issuance of common stock in August public offering, net of commissions and issuance costs																												$ 4	3,807		3,811
Net and comprehensive loss																														(14,329)	(14,329)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												18,735
Issuance of common stock under officers and directors purchase plan																													54		54
Exercises of warrants for common stock (in shares)																												1,998,079
Exercises of warrants for common stock																												$ 2	7,991		7,993
Conversion of convertible securities (in shares)														(1,523)	380,750		(2,170)	542,500
Conversion of convertible securities																		$ 1	$ (1)
Accretion of Series A Preferred Stock dividends																													(2,685)		(2,685)
Balance (in shares) at Sep. 30, 2019																											44,923	10,342,179
Balance at Sep. 30, 2019																												$ 10	351,958	(343,214)	8,754
Balance (in shares) at Jun. 30, 2019																											44,923	6,421,317
Balance at Jun. 30, 2019																												$ 6	348,505	(338,591)	9,920
Employee stock-based compensation																													523		523
Issuance of common stock in August public offering, net of commissions and issuance costs																												$ 4	3,807		3,811
Net and comprehensive loss																														(4,623)	(4,623)
Issuance of common stock under officers’ and directors’ purchase plan (in shares)																												10,947
Issuance of common stock under officers and directors purchase plan																													18		18
Accretion of Series A Preferred Stock dividends																													(895)		(895)
Balance (in shares) at Sep. 30, 2019																											44,923	10,342,179
Balance at Sep. 30, 2019																												$ 10	$ 351,958	$ (343,214)	$ 8,754